Loans (Details) - Part-3 € in Thousands, ₪ in Thousands			12 Months Ended
	Dec. 31, 2021 EUR (€)	Apr. 30, 2019	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2020	Mar. 12, 2019 EUR (€)
Loans (Details) - Part-3 [Line Items]
Amount of loan				₪ 353,000		€ 18,400
Floating interest rate			5.65%	5.65%	4.50%
Talasol Project [Member]
Loans (Details) - Part-3 [Line Items]
Annual interest rate			C.In order to minimize the interest-rate risk resulting from liabilities to banks and financing institutions linked to the Euribor, the Company executed swap transactions.
Talasol Project [Member] | Thirty June Two Thousand Forty Four [Member] | New Facilities Agreement [Member]
Loans (Details) - Part-3 [Line Items]
Amount of loan	€ 155,000
Maturity date	June 30, 2044
Talasol Project [Member] | Thirty One December Two Thousand Forty Two [Member] | New Facilities Agreement [Member]
Loans (Details) - Part-3 [Line Items]
Amount of loan	€ 20,000
Maturity date	December 31, 2042
Manara Project [Member]
Loans (Details) - Part-3 [Line Items]
Amount of loan			€ 25,055
Floating interest rate			3.00%	3.00%
Gse Three Uk Limited And Fond Ico Infraestructuras Ii, Ficc [Member] | Talasol Project [Member]
Loans (Details) - Part-3 [Line Items]
Amount of loan			€ 8,452	₪ 33,910
Maturity date			December 31, 2037
Owned Israeli subsidiary		49.00%
Owns of Talasol		24.50%
Annual interest rate		Euribor 6 mount plus 5.27%.